BALANCE SHEET DETAILS (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Prepaid expenses and other current assets:	As of December 31,
	2014	2013
Prepaid expenses	$55	$92
Short-term deposits	97	—
Other	46	14
Total	$198	$106

Property, Plant and Equipment [Table Text Block]
Property and equipment:	As of December 31,
	2014	2013
Furniture	$30	$—
Computer equipment, software, and other equipment	146	—
Leasehold improvements	4	—
Total property and equipment	180	—
Accumulated depreciation	(35)	—
Total, net	$145	$—

Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses:	As of December 31,
	2014	2013
Accrued compensation and related benefits	$58	$266
Dividends on Series D and E convertible preferred stock	91	26
Total	$149	$292

Schedule of Related Party Transactions [Table Text Block]
Related party liabilities:	As of December 31,
	2014	2013
Promissory note, 2% interest	$222	$222
Accrued interest	30	26
Total	$252	$248